Submission	Sep. 05, 2024
Submission [Line Items]
Central Index Key	0001624794
Registrant Name	CSW Industrials, Inc.
Registration File Number	333-281932
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES